Trade and Other Receivables - Schedule of Ageing Analysis of Unimpaired Trade Receivables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Ageing Analysis of Unimpaired Trade Receivables [Line Items]
Total gross receivables	$ 10,978,285	$ 8,082,277
Neither past due nor impaired [Member]
Schedule of Ageing Analysis of Unimpaired Trade Receivables [Line Items]
Total gross receivables	$ 8,827,767	$ 6,184,275
Loss rate	7.05%	6.13%
Past due but not impaired 30-60 days [Member]
Schedule of Ageing Analysis of Unimpaired Trade Receivables [Line Items]
Total gross receivables	$ 573,026	$ 236,168
Loss rate	14.39%	13.65%
Past due but not impaired 60-90 days [Member]
Schedule of Ageing Analysis of Unimpaired Trade Receivables [Line Items]
Total gross receivables	$ 236,285	$ 816,950
Loss rate	25.27%	27.32%
Past due but not impaired 90-120 days [Member]
Schedule of Ageing Analysis of Unimpaired Trade Receivables [Line Items]
Total gross receivables	$ 9,846	$ 552,392
Loss rate	45.33%	44.92%
Past due but not impaired >120 days [Member]
Schedule of Ageing Analysis of Unimpaired Trade Receivables [Line Items]
Total gross receivables	$ 1,331,373	$ 292,492
Loss rate	85.79%	81.54%